SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2017
Leasehold improvement	Shorter of the remaining lease terms or estimated useful life
Vehicles [Member]
Property, Plant and Equipment, Useful Life	4 years
Machine [Member]
Property, Plant and Equipment, Useful Life	10 years
Building [Member]
Property, Plant and Equipment, Useful Life	20 years
Furniture [Member]
Property, Plant and Equipment, Useful Life	5 years